Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Assets Acquired and Consideration Transferred
In connection with each of the Transactions, the Company acquired 100% of both the clinical and nonclinical assets of the respective seller. The clinical assets, acquired by AON Partners, primarily consist of medical supplies and drugs. Nonclinical assets, acquired by AOMC, primarily consist of tangible fixed assets and equipment. The following table summarizes the amounts of the assets acquired and consideration transferred recognized on respective acquisition dates disclosed in Note 1, the accounting for which is completed as of December 31, 2022. For the table below, the Company has presented the acquired locations collectively.

2021 Acquired Locations
Purchase consideration
Cash transferred upon closing	$3,215
Assumed capital lease liabilities	1,097
Total consideration transferred	4,312
Net assets acquired
Inventories	2,211
Other assets	180
Property and equipment	1,371
Total net assets acquired	3,762
Amount assigned to goodwill	$550
In connection with each of the Transactions, the Company acquired 100% of both the clinical and nonclinical assets of the respective seller. The clinical assets, acquired by AON Partners, primarily consist of medical supplies and drugs. Nonclinical assets, acquired by AOMC, primarily consist of tangible fixed assets and equipment. The following table summarizes the amounts of the assets acquired and consideration transferred recognized on respective acquisition dates disclosed in Note 1. For the table below, the Company has presented the acquired locations collectively.

2020 Acquired Locations
Purchase consideration
Cash transferred upon closing	$435
Issuance of note payable	621
Non-cash settlement	654
Total consideration transferred	1,710
Net assets acquired
Inventories	834
Property and equipment	360
Prepaids	16
Total net assets acquired	1,210
Amount assigned to goodwill	$500

Unaudited Pro forma Consolidated Financial Information
The following table presents revenue and net income for the years ended December 31, 2022, 2021, and 2020, respectively, as if the fiscal 2022 acquisition had occurred as of January 1, 2021, the fiscal 2021 acquisitions had occurred as of January 1, 2020, and the fiscal 2020 acquisitions had occurred as of January 1, 2019.
The unaudited pro forma consolidated financial information is provided for informational purposes only and is not necessarily, and should not be assumed to be, an indication of the results that would have been achieved had the transactions been completed as of the dates indicated or that may be achieved in the future. The Company did not have any material, nonrecurring pro forma adjustments directly attributable to the business combinations included in the reported pro forma revenue and net income.

	Pro Forma
	Year Ended December 31,
	2022	2021	2020
Revenue	$1,149,670	$1,033,187	$951,182
Net income	$2,589	$1,289	$22,381